Significant Accounting Policies - Schedule of Premium Revenue (Details) - USD ($) $ in Millions	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summarized premium revenue
Premium revenue	$ 4,029	$ 3,589	$ 3,377	$ 3,304	$ 2,971	$ 2,599	$ 2,317	$ 2,167	$ 1,940	$ 8,024	$ 6,275	$ 13,241	$ 9,023	$ 6,179
California
Summarized premium revenue
Premium revenue												$ 2,200	$ 1,523	$ 750
Premium revenue percentage												16.60%	16.90%	12.10%
Florida
Summarized premium revenue
Premium revenue												$ 1,199	$ 439	$ 265
Premium revenue percentage												9.00%	4.90%	4.30%
Illinois
Summarized premium revenue
Premium revenue												$ 397	$ 153	$ 8
Premium revenue percentage												3.00%	1.70%	0.10%
Michigan
Summarized premium revenue
Premium revenue												$ 1,067	$ 781	$ 676
Premium revenue percentage												8.10%	8.70%	11.00%
New Mexico
Summarized premium revenue
Premium revenue												$ 1,237	$ 1,076	$ 447
Premium revenue percentage												9.30%	11.90%	7.20%
Ohio
Summarized premium revenue
Premium revenue												$ 2,034	$ 1,553	$ 1,099
Premium revenue percentage												15.40%	17.20%	17.80%
Puerto Rico
Summarized premium revenue
Premium revenue		$ 192										$ 567	$ 0	$ 0
Premium revenue percentage												4.30%	0.00%	0.00%
South Carolina
Summarized premium revenue
Premium revenue												$ 348	$ 381	$ 0
Premium revenue percentage												2.60%	4.20%	0.00%
Texas
Summarized premium revenue
Premium revenue												$ 1,961	$ 1,318	$ 1,291
Premium revenue percentage												14.80%	14.60%	20.90%
Utah
Summarized premium revenue
Premium revenue												$ 331	$ 310	$ 311
Premium revenue percentage												2.50%	3.40%	5.00%
Washington
Summarized premium revenue
Premium revenue												$ 1,602	$ 1,305	$ 1,168
Premium revenue percentage												12.10%	14.50%	18.90%
Wisconsin
Summarized premium revenue
Premium revenue												$ 261	$ 156	$ 143
Premium revenue percentage												2.00%	1.70%	2.30%
Direct delivery and other
Summarized premium revenue
Premium revenue												$ 37	$ 28	$ 21
Premium revenue percentage												0.30%	0.30%	0.40%
Health Plans
Summarized premium revenue
Premium revenue												$ 13,241	$ 9,023	$ 6,179
Premium revenue percentage												100.00%	100.00%	100.00%